UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                       New York, NY               May 16, 2011
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         43

Form 13F Information Table Value Total:        $363,043
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.


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

                                                FORM 13F INFORMATION TABLE
                                              Arrow Capital Management, LLC
                                                       March 31, 2011
COLUMN 1                      COLUMN  2         COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                              TITLE OF                      VALUE   SHRS OR  SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED   NONE

COLGATE PALMOLIVE CO          COM               194162103  31,700   392,524  SH        SHARED-DEFINED  1                392,524
COLGATE PALMOLIVE CO          COM               194162103   7,242    89,673  SH        SHARED-DEFINED  2                 89,673
COLGATE PALMOLIVE CO          COM               194162103  23,035   285,234  SH        SOLE            NONE  285,234
COLGATE PALMOLIVE CO          COM               194162103  27,119   335,800      CALL  SHARED-DEFINED  1                335,800
COLGATE PALMOLIVE CO          COM               194162103   7,220    89,400      CALL  SHARED-DEFINED  2                 89,400
COLGATE PALMOLIVE CO          COM               194162103  20,045   248,200      CALL  SOLE            NONE  248,200
DAVITA INC                    COM               23918K108   6,392    74,748  SH        SHARED-DEFINED  1                 74,748
DAVITA INC                    COM               23918K108   1,732    20,252  SH        SHARED-DEFINED  2                 20,252
DIAMOND HILL INVESTMENT GROU  COM NEW           25264R207   3,666    45,821  SH        SHARED-DEFINED  1                 45,821
DIAMOND HILL INVESTMENT GROU  COM NEW           25264R207     613     7,658  SH        SHARED-DEFINED  2                  7,658
FXCM INC                      COM CL A          302693106   1,281    98,288  SH        SHARED-DEFINED  1                 98,288
FXCM INC                      COM CL A          302693106     348    26,712  SH        SHARED-DEFINED  2                 26,712
GOOGLE INC                    CL A              38259P508   6,544    11,153  SH        SHARED-DEFINED  1                 11,153
GOOGLE INC                    CL A              38259P508   1,749     2,980  SH        SHARED-DEFINED  2                  2,980
IAC INTERACTIVECORP           COM PAR $.001     44919P508     313    10,114  SH        SOLE            NONE   10,114
INTERVAL LEISURE GROUP INC    COM               46113M108  15,691   959,709  SH        SHARED-DEFINED  1                959,709
INTERVAL LEISURE GROUP INC    COM               46113M108   5,343   326,780  SH        SHARED-DEFINED  2                326,780
ISHARES INC                   MSCI SINGAPORE    464286673  17,502  1,280,287 SH        SHARED-DEFINED  1              1,280,287
ISHARES INC                   MSCI SINGAPORE    464286673   4,745   347,078  SH        SHARED-DEFINED  2                347,078
JOHNSON & JOHNSON             COM               478160104  25,780   435,100      CALL  SHARED-DEFINED  1                435,100
JOHNSON & JOHNSON             COM               478160104   8,562   144,500      CALL  SHARED-DEFINED  2                144,500
JOHNSON & JOHNSON             COM               478160104  11,850   200,000      CALL  SOLE            NONE             200,000
KRAFT FOODS INC               CL A              50075N104   4,240   135,200      CALL  SHARED-DEFINED  1                135,200
KRAFT FOODS INC               CL A              50075N104   1,411    45,000      CALL  SHARED-DEFINED  2                 45,000
MASTERCARD INC                CL A              57636Q104   5,165    20,520  SH        SOLE            NONE   20,520
MASTERCARD INC                CL A              57636Q104   5,948    23,628  SH        SHARED-DEFINED  1                 23,628
MASTERCARD INC                CL A              57636Q104   1,604     6,372  SH        SHARED-DEFINED  2                  6,372
NOVARTIS A G                  SPONSORED ADR     66987V109   5,869   107,982  SH        SHARED-DEFINED  1                107,982
NOVARTIS A G                  SPONSORED ADR     66987V109   1,577    29,018  SH        SHARED-DEFINED  2                 29,018
PHILIP MORRIS INTL INC        COM               718172109  10,393   158,352  SH        SHARED-DEFINED  1                158,352
PHILIP MORRIS INTL INC        COM               718172109   2,812    42,848  SH        SHARED-DEFINED  2                 42,848
PHILIP MORRIS INTL INC        COM               718172109  10,927   166,500  SH        SOLE            NONE             166,500
PHILIP MORRIS INTL INC        COM               718172109  13,126   200,000      CALL  SHARED-DEFINED  1                200,000
PHILIP MORRIS INTL INC        COM               718172109   3,938    60,000      CALL  SHARED-DEFINED  2                 60,000
PRIMERICA INC                 COM               74164M108  23,292   913,057  SH        SHARED-DEFINED  1                913,057
PRIMERICA INC                 COM               74164M108   6,235   244,413  SH        SHARED-DEFINED  2                244,413
PRIMERICA INC                 COM               74164M108   5,102   200,000  SH        SOLE            NONE  200,000
PROSHARES TR                  PSHS ULTRA DOW30  74347R305   6,346   102,465  SH        SHARED-DEFINED  1                102,465
PROSHARES TR                  PSHS ULTRA DOW30  74347R305   1,705    27,535  SH        SHARED-DEFINED  2                 27,535
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   5,410   180,800      CALL  SHARED-DEFINED  2                180,800
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308  16,324   545,600      CALL  SHARED-DEFINED  1                545,600
SPDR GOLD TRUST               GOLD SHS          78463V107   2,474    17,687  SH        SHARED-DEFINED  1                 17,687
SPDR GOLD TRUST               GOLD SHS          78463V107     673     4,813  SH        SHARED-DEFINED  2                  4,813


SK 21739 0002 1195847